Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Total Shareholder Return (5)	Net Income (6) (in thousands)
2022	$939,196	$938,320	$520,649	$517,564	$128.38	$8,804
2021	767,736	771,536	430,497	473,524	141.04	9,156

Named Executive Officers, Footnote [Text Block]	Represents the total compensation of our principal executive officer (“PEO”), Ms. Stewart, as reported in the Summary Compensation Table for each year indicated. Ms. Stewart was the only person who served as our PEO during those years. Represents the average of the total compensation of each of our non-PEO named executive officers (Ms. Sexton and Mr. Ochs), as reported in the Summary Compensation Table for each year indicated. Ms. Sexton and Mr. Ochs were our only non-PEO named executive officers for those years.
PEO Total Compensation Amount	$ 939,196	$ 767,736
PEO Actually Paid Compensation Amount	$ 938,320	771,536
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the “compensation actually paid” to Ms. Stewart, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Ms. Stewart’s Summary Compensation Table total for each year to determine her compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(10,712)	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	(1,692)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	9,818	1,990
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	564
(Deduction)/increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(16)	2,101
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	34	837
Total Adjustments	$(876)	$3,800

Non-PEO NEO Average Total Compensation Amount	$ 520,649	430,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 517,564	473,524
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO Named Executive Officers	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(34,280)	$(24,670)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(19,904)	(10,716)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	49,528	48,564
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	3,981	2,143
(Deduction)/increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(3,083)	26,649
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	673	1,057
Total Adjustments	$(3,085)	$43,027

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 128.38	141.04
Net Income (Loss)	$ 8,804,000	9,156,000
PEO Name	Ms. Stewart
Additional 402(v) Disclosure [Text Block]	Represents the cumulative two-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2020, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.Represents our reported net income for each year indicated.The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder return and net income over the two most recently completed fiscal years.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (876)	3,800
PEO [Member] | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,712)	0
PEO [Member] | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,692)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,818	1,990
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	564
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16)	2,101
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34	837
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,085)	43,027
Non-PEO NEO [Member] | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,280)	(24,670)
Non-PEO NEO [Member] | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,904)	(10,716)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,528	48,564
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,981	2,143
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,083)	26,649
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 673	$ 1,057